Schedule of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Raw materials	$ 770	$ 1,740	$ 2,170
Finished goods	1,023	946	1,281
Total inventories	$ 1,793	2,686	$ 3,451
As Restated [Member]
Raw materials		1,740
Finished goods		946
Total inventories		$ 2,686